Segment Information (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of operating segments [abstract]
Schedule of Geographical information
Geographical information for the six months ended June 30, 2023 and 2024 is as follows:

	Six months ended June 30,
	2023	2024
	Revenue	Revenue
United States	$11,256	$11,308
Japan	2,203	2,748
France	1,979	2,427
Others	9,394	11,711
	$24,832	$28,194